LEASES - Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Lease liability
Book value at the beginning of the year	$ 11,751,284	$ 1,140,717	$ 1,109,812
Additions of the year	3,154,950	9,937,271	259,427
Additions from business combination	3,245,000
Interest expenses, exchange differences and inflation effects	(406,494)	1,708,060	500,442
Payments of the year	(3,855,517)	(1,034,764)	(728,964)
Total	13,889,223	11,751,284	1,140,717
Lease Liabilities Non-current	10,030,524	10,338,380	390,409
Lease Liabilities Current	3,858,699	1,412,904	750,308
Total	$ 13,889,223	$ 11,751,284	$ 1,140,717